Equity - Summary of issuances and conversations of shares (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Beginning balance	559,548,724	559,058,965
Transfer of classes	0	0
Follow on offering		489,759
Issuance of shares	970,031
Ending balance	560,518,755	559,548,724
Class A Common Share
Disclosure of classes of share capital [line items]
Beginning balance	424,153,735	377,764,985
Transfer of classes	22,677,895	45,898,991
Follow on offering		489,759
Issuance of shares	970,031
Ending balance	447,801,661	424,153,735
Class B Common Shares
Disclosure of classes of share capital [line items]
Beginning balance	135,394,989	181,293,980
Transfer of classes	(22,677,895)	(45,898,991)
Follow on offering		0
Issuance of shares	0
Ending balance	112,717,094	135,394,989